Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Income from equity accounted investment in Juanicipio	$ 65,099	$ 40,767
General and administrative expenses	(13,594)	(12,352)
General exploration and business development	(736)	(193)
Exploration and evaluation assets written down	0	(10,471)
Operating income	50,769	17,751
Interest income	2,594	630
Other income	1,017	0
Foreign exchange loss	(144)	(366)
Income before income tax	54,236	18,015
Deferred income tax expense	(5,577)	(371)
Net income	48,659	17,644
Other comprehensive income
Unrealized loss on equity securities	(3)	(57)
Deferred tax benefit	0	7
Total comprehensive income	$ 48,656	$ 17,594
Basic earnings per share (in dollars per share)	$ 0.47	$ 0.18
Diluted earnings per share (in dollars per share)	$ 0.47	$ 0.18
Weighted average number of shares outstanding
Basic (in shares)	102,486,986	98,420,906
Diluted (in shares)	102,631,964	98,557,615